INCOME TAXES - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1	$ 1	$ 4
Additions for tax positions of prior years	0	0	0
Reductions for tax positions of prior years	0	0	(3)
Additions for tax positions of current year	0	0	0
Settlements with tax authorities	0	0	0
Ending balance	1	1	1
Unrecognized tax benefits that, if recognized, would impact the effective rate	$ 1	$ 1	$ 1